Commitments and contingencies	6 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

13. Commitments and contingencies

As stipulated by the agreements with Placer Mining as described in note 6, the Company is required to make monthly payment of $60,000 for care and maintenance.

As stipulated in the agreement with the EPA and as described in note 6, the Company is required to make two payments to the EPA, one for cost-recovery, and the other for water treatment. As at December 31, 2020, $11,298,594 payable to the EPA has been included in accounts payable and accrued liabilities. The Company is now engaged with the EPA to discuss an amendment to or deferral of these payments.

The Company has entered into a lease agreement which expires in May 2022. Monthly rental expenses are approximately C$26,000 and are offset by rental income obtained through a series of short term subleases held by the Company. See note 9.

13. Commitments and contingencies

As stipulated by the agreements with Placer Mining as described in note 5, the Company is required to make monthly payment of $60,000 for care and maintenance.

As stipulated in the agreement with the EPA and as described in note 5, the Company is required to make two payments to the EPA, one for cost-recovery, and the other for water treatment. As at September 30, 2021, $13,178,322 payable to the EPA has been included in accounts payable and accrued liabilities. The Company is now engaged with the EPA to discuss an amendment to or deferral of these payments.

The Company has entered into a lease agreement which expires in May 2022. Monthly rental expenses are approximately C$26,000 and are offset by rental income obtained through a series of short-term subleases held by the Company. See note 8.

On or about June 14, 2021, a lawsuit was filed in the US District Court for the District of Idaho brought by a purported personal representative of the estate of a minority shareholder of Placer Mining. The named defendants include Placer Mining, certain of Placer Mining’s shareholders, the Company, and certain of the Company’s shareholders. The lawsuit alleges that Placer Mining entered into a series of transactions, including amendments to the Company’s lease with Placer Mining, in breach of an agreement dated August 31, 2018, which allegedly restricted the sale of shares in Placer Mining by certain shareholders. On August 13, 2021, the Company filed a motion to dismiss the claim for lack of jurisdiction and standing. On September 3, 2021, the plaintiff responded to the motion to dismiss and agreed that Placer Mining should be dismissed for lack of jurisdiction. The Company, as well as other named defendants, filed replies in support of the motions to dismiss and argued that Placer Mining is an indispensable party and with dismissal of Placer Mining the lawsuit should be dismissed. The US District Court has not ruled on the motions to dismiss but the Company believes the motion to dismiss will be granted and the lawsuit dismissed.

On July 28, 2021, a lawsuit was filed in the US District Court for the District of Idaho brought by Crescent Mining, LLC (“Crescent”). The named defendants include Placer Mining, Robert Hopper Jr., and the Company. The lawsuit alleges that Placer Mining and Robert Hopper Jr. intentionally flooded the Crescent Mine during the period from 1991 and 1994, and that the Company is jointly and severally liable with the other defendants for unspecified past and future costs associated with the presence of AMD in the Crescent Mine. The plaintiff has requested unspecified damages.

The Company believes the claims in both lawsuits, as they relate to Bunker Hill, are without merit and intends to defend them vigorously.

Bunker Hill Mining Corp.

Notes to Condensed Interim Consolidated Financial Statements

Three and Nine Months Ended September 30, 2021

(Expressed in United States Dollars)

Unaudited